June 1, 2011

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Opportunity Fund (“Opportunity Fund”)
Wells Fargo Advantage Equity Value Fund (“Equity Value Fund”)
Wells Fargo Advantage Enterprise Fund (“Enterprise Fund”)

(each the “Fund”, collectively the “Funds”)

                No. 333-174532

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifiers as follows:

For the Opportunity Fund new class identifier with Class B shares;
For the Equity Value Fund new class identifier with Class R shares;
For the Enterprise Fund new class identifier with Class B shares;

which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated May 26, 2011 with accession number 0000907244-11-000415.  This filing is being made solely for the purpose of obtaining identifiers for the Opportunity Fund new class identifier with Class B shares; for the Equity Value Fund new class identifier with Class R shares; and for the Enterprise Fund new class identifier with Class B shares.

  If you have any questions or would like further information, please call me at (617) 210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana

Senior Counsel